Segment Disclosures (Schedule of Segment Reporting Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 3,301,944	$ 2,706,577
Cost of revenue	2,714,634	2,336,277
Gross Profit	587,310	370,300
Engineering Services [Member]
Segment Reporting Information [Line Items]
Revenue	1,690,235	2,140,355
Cost of revenue	1,253,942	1,782,848
Gross Profit	436,293	357,507
Medical Devices [Member]
Segment Reporting Information [Line Items]
Revenue	1,611,709	566,222
Cost of revenue	1,460,692	553,429
Gross Profit	$ 151,017	$ 12,793